Note 9 - Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Note 5Commitments And Contingencies Tables Abstract
Schedule of future minimum lease commitments
Year ending December 31:
2019	69,000
2020	71,000
2021	61,000
Total minimum lease payments	$201,000

Year ending December 31:
2019	69,000
2020	71,000
2021	61,000
Total minimum lease payments	201,000